Significant Accounting Policies (Schedule Of Property Plant And Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold land [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P49Y
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P25Y
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P6Y
Maximum [Member] | Computers, Software And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Maximum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P16Y
Minimum [Member] | Computers, Software And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P3Y
Minimum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Mainly [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Mainly - 10